Equity (Details Additional Information) $ / shares in Units, $ in Thousands, R$ in Millions															1 Months Ended			6 Months Ended	10 Months Ended	12 Months Ended
	Oct. 28, 2025 shares	Jun. 04, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Jan. 31, 2025 USD ($) shares	Jan. 17, 2025 USD ($) shares	Aug. 30, 2024 USD ($) shares	Aug. 26, 2024 shares	Jul. 16, 2024 shares	May 16, 2024 USD ($) shares	Apr. 01, 2024 USD ($) shares	Feb. 28, 2024 shares	Jan. 10, 2024 USD ($) shares	Nov. 30, 2023 USD ($) shares	Jun. 15, 2023 USD ($) shares	Feb. 28, 2026 shares	Dec. 31, 2024 USD ($) shares	Aug. 26, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares subsidiaries votingRightsPerShare $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2025 shares	Dec. 31, 2024 BRL (R$) shares	Aug. 01, 2024
Disclosure of classes of share capital [line items]
Issued capital | $																$ 15		$ 15	$ 15	$ 16	$ 15
Number of shares authorised																				1,000,000,000
Par value per share (USD per share) | $ / shares																				$ 0.0001
Number of shares issued (in shares)																153,586,168		153,586,168	153,586,168	159,468,552	153,586,168	148,253,938		153,586,168
Percentage of relevant collateral shares used as a basis																				50.00%
Share Repurchase Program, Authorized, Number of Shares																							1,500,000
Maximum number of shares under the Matching program																				924,008
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																				159,643,687	153,293,782	148,207,379
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)																				160,756,015	153,921,883	148,679,965
Number of subsidiaries with non-controlling interests | subsidiaries																				6
Gross obligation under put option | $																				$ 24,600	$ 15,800
Quarterly dividend payment per share | $ / shares																				$ 0.1625
Annual dividend payment per share | $ / shares																				$ 0.65
Outstanding granted units																				105,157
VBI call option exercised [Member]
Disclosure of classes of share capital [line items]
Percentage of exercise of options																									50.00%
IPO Grant
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees | $																				$ 17,298	7,454	$ 1,465
Bonus share plan raised [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees | $																				19,168	$ 11,627	$ 0
Post-tax amount | $																				$ 11,300
Performance Restricted Share Units (PSUs)
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																				5,380,000		600,000
Performance Restricted Share Units (PSUs) | Grant A
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																				101,408
Granted (in shares)																				84,506
Number of other equity instruments to be granted subject to requirements being met (in shares)																				16,902
Performance Restricted Share Units (PSUs) | Grant B
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																				357,132
Granted (in shares)																				297,610		298,000
Number of other equity instruments to be granted subject to requirements being met (in shares)																				59,522
Performance Restricted Share Units (PSUs) | Grant C [Member]
Disclosure of classes of share capital [line items]
Granted (in shares)																				2,384,830	2,823,000
Performance Restricted Share Units (PSUs) | Grant D [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																				2,353,655
Granted (in shares)																				1,961,379
Number of other equity instruments to be granted subject to requirements being met (in shares)																				392,276
Performance Restricted Share Units (PSUs) | IPO Grant
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																				410,115
Granted (in shares)																				289,183
Number of other equity instruments to be granted subject to requirements being met (in shares)																				120,932
Restricted Stock Units (“RSUs”) [Member] | Grant C [Member]
Disclosure of classes of share capital [line items]
Granted (in shares)																					544,000
Number of other equity instruments to be granted subject to requirements being met (in shares)																				543,953
Vested (in shares)																				61,404
Restricted Stock Units (“RSUs”) [Member] | Matching program [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																				1,557,247
Granted (in shares)																				1,557,000	924,000
Additional paid-in capital
Disclosure of classes of share capital [line items]
Transfer to retained earnings | $																				$ 9,491	$ 48,359
Class A Common [Member]
Disclosure of classes of share capital [line items]
Issued capital | $		$ 18,500	$ 9,500	$ 28,700	$ 14,700
Number of shares authorised																				500,000,000
Common stock, voting rights | votingRightsPerShare																				1
Number of shares issued (in shares)																60,640,738		60,640,738	60,640,738	66,523,122	60,640,738	55,308,508		60,640,738
Stock issued upon conversion of shares																				1
Stock issued during period, shares, new issues (in shares)	1,556	1,377,266	812,702	2,423,546	1,246,846				740,634		595,898		378,267	682,741	747,898			323,600
Proceeds from issuing shares | $									$ 10,300	$ 4,900			$ 5,400	$ 10,100					$ 12,500
Number of shares issued as compensation																				20,468
Class A Common [Member] | Moneda [Member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				2,423,546
Stock issued during period, shares, new issues (in shares)												1,879,977
Proceeds from issuing shares | $												$ 28,700
Class A Common [Member] | CSHG
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)						1,398	303,388
Proceeds from issuing shares | $						$ 3,700
Class A Common [Member] | Subsequent Event
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)															747,898
Class A Common [Member] | Share based incentive plans [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)																				1,045,000
Class A Common [Member] | CSHG deferred consideration – with vesting requirements [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)																				64,000
Total future compensation | $																				$ 5,000
Class A Common [Member] | VBI call option exercised [Member]
Disclosure of classes of share capital [line items]
Percentage of exercise of options																									50.00%
Purchase consideration																$ 32,000		$ 32,000	$ 32,000		$ 32,000			R$ 175.3
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)					1,247,000															1,034,000
Class A Common [Member] | Moneda [Member]
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)				2,423,546
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																				2,238,000
Class A Common [Member] | Employee profit sharing
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)																814,258
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																				685,000
Class A Common [Member] | Carry bonus [Member]
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		1,377,266
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																				797,000
Class A Common [Member] | Vesting of Grant C restricted stock units [Member]
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		61,404
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																				59,000
Class A Common [Member] | Grant C [Member]
Disclosure of classes of share capital [line items]
Issued capital | $																				$ 200
Stock issued during period, shares, new issues (in shares)																				20,468
Class A Common [Member] | IPO | Blackstone
Disclosure of classes of share capital [line items]
Number of shares outstanding																				66,523,122
Class B Common [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised																				250,000,000
Common stock, voting rights | votingRightsPerShare																				10
Number of shares issued (in shares)																92,945,430		92,945,430	92,945,430	92,945,430	92,945,430	92,945,430		92,945,430
Stock issued upon conversion of shares																				0
Class B Common [Member] | Top of range
Disclosure of classes of share capital [line items]
Percentage of shares issued and outstanding to total number of shares outstanding																				10.00%
Class B Common [Member] | IPO | Patria Holdings Ltd. And Monedas Former Partners
Disclosure of classes of share capital [line items]
Number of shares outstanding																				92,945,430
Common Shares or Shares with Preferred Rights
Disclosure of classes of share capital [line items]
Number of shares authorised																				250,000,000
Pátria Investimentos Ltda. [Member]
Disclosure of classes of share capital [line items]
Issued capital | $																				$ 100,000
Number of shares issued (in shares)																				159,468,552
Number of shares outstanding																				159,468,552
VBI | Class A Common [Member] | CSHG
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)										337,992
Nexus | Class A Common [Member]
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)							245,355	903,988
Proceeds from issuing shares | $																	$ 14,700